UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08340

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Greater India Portfolio

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Greater India Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$100	1.01%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Greater India Portfolio	MSCI India Index
12/15	$10,000	$10,000
1/16	$9,222	$9,312
2/16	$8,578	$8,623
3/16	$9,676	$9,750
4/16	$9,992	$9,797
5/16	$10,358	$9,981
6/16	$10,717	$10,113
7/16	$11,433	$10,687
8/16	$11,788	$10,811
9/16	$11,559	$10,712
10/16	$11,613	$10,659
11/16	$10,492	$9,864
12/16	$10,297	$9,857
1/17	$10,947	$10,286
2/17	$11,570	$10,893
3/17	$12,270	$11,544
4/17	$12,670	$11,767
5/17	$12,940	$11,974
6/17	$13,017	$11,880
7/17	$13,846	$12,795
8/17	$13,935	$12,699
9/17	$13,448	$12,231
10/17	$14,125	$13,132
11/17	$14,287	$13,040
12/17	$14,954	$13,677
1/18	$15,037	$14,148
2/18	$14,121	$13,199
3/18	$14,009	$12,726
4/18	$14,360	$13,250
5/18	$13,866	$12,773
6/18	$13,690	$12,649
7/18	$14,460	$13,473
8/18	$14,325	$13,603
9/18	$12,871	$12,364
10/18	$11,997	$11,502
11/18	$13,270	$12,694
12/18	$13,181	$12,678
1/19	$12,939	$12,433
2/19	$12,923	$12,437
3/19	$13,986	$13,585
4/19	$13,878	$13,661
5/19	$14,019	$13,691
6/19	$13,970	$13,653
7/19	$13,189	$12,941
8/19	$13,038	$12,563
9/19	$13,818	$12,950
10/19	$14,353	$13,510
11/19	$14,407	$13,434
12/19	$14,602	$13,638
1/20	$14,719	$13,530
2/20	$14,133	$12,546
3/20	$10,332	$9,393
4/20	$11,835	$10,909
5/20	$11,569	$10,606
6/20	$12,175	$11,326
7/20	$13,216	$12,502
8/20	$13,737	$12,939
9/20	$13,866	$13,020
10/20	$14,112	$13,166
11/20	$15,086	$14,302
12/20	$16,613	$15,759
1/21	$16,259	$15,392
2/21	$16,842	$16,197
3/21	$17,087	$16,565
4/21	$16,867	$16,411
5/21	$17,953	$17,834
6/21	$18,277	$17,710
7/21	$18,893	$17,862
8/21	$20,292	$19,817
9/21	$20,346	$19,936
10/21	$20,624	$19,778
11/21	$19,930	$19,177
12/21	$20,651	$19,893
1/22	$20,189	$19,622
2/22	$19,252	$18,836
3/22	$19,541	$19,524
4/22	$18,613	$19,197
5/22	$17,513	$18,079
6/22	$16,344	$16,860
7/22	$17,789	$18,432
8/22	$17,925	$19,189
9/22	$17,218	$17,955
10/22	$17,811	$18,415
11/22	$18,704	$19,372
12/22	$17,624	$18,311
1/23	$17,412	$17,763
2/23	$16,846	$16,952
3/23	$16,873	$17,148
4/23	$17,379	$17,863
5/23	$17,863	$18,383
6/23	$18,799	$19,246
7/23	$19,393	$19,821
8/23	$19,284	$19,444
9/23	$19,404	$19,769
10/23	$18,974	$19,181
11/23	$20,155	$20,463
12/23	$21,311	$22,121
1/24	$21,915	$22,654
2/24	$22,514	$23,275
3/24	$22,640	$23,464
4/24	$23,096	$24,007
5/24	$23,386	$24,177
6/24	$25,137	$25,858
7/24	$26,334	$26,886
8/24	$26,516	$27,169
9/24	$27,394	$27,743
10/24	$25,524	$25,451
11/24	$25,684	$25,345
12/24	$25,097	$24,602
1/25	$23,732	$23,727
2/25	$22,307	$21,825
3/25	$23,572	$23,875
4/25	$24,743	$25,024
5/25	$25,133	$25,305
6/25	$25,806	$26,077
7/25	$24,435	$24,748
8/25	$24,039	$23,973
9/25	$23,945	$24,094
10/25	$24,920	$25,151
11/25	$24,985	$25,370
12/25	$24,672	$25,246

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Greater India Portfolio	(1.70)%	8.23%	9.44%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$210,132,571
# of Portfolio Holdings	69
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,171,419

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 32.9%
Consumer Discretionary 18.3%
Information Technology 9.2%
Health Care 8.1%
Materials 7.4%
Consumer Staples 6.5%
Industrials 5.8%
Energy 4.8%
Communication Services 4.2%
Real Estate 1.9%
Utilities 0.9%
Short-Term Investments 0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the “Board”) of Eaton Vance Greater India Fund (the “Fund”) approved a change to the Portfolio’s investment strategy.  The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Portfolio’s assets.  Boston Management and Research will continue to serve as the Portfolio’s investment adviser.  The Board additionally approved a reduction in the Portfolio’s investment adviser fee.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Greater India Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

Gr. India Port.-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$46,600	$46,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$46,600	$46,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/24	12/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Greater India Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 105.7%
Security	Shares	Value
India — 103.9%
Aerospace & Defense — 1.7%
Bharat Electronics Ltd.	810,227	$ 3,606,482
		$ 3,606,482
Automobile Components — 1.8%
Samvardhana Motherson International Ltd.	2,759,294	$ 3,686,111
		$ 3,686,111
Automobiles — 7.2%
Hyundai Motor India Ltd.	3,467	$ 88,734
Mahindra & Mahindra Ltd.	243,471	10,055,121
TVS Motor Co. Ltd.	122,820	5,089,447
		$ 15,233,302
Banks — 23.2%
AU Small Finance Bank Ltd.(1)	269,998	$ 2,988,628
Axis Bank Ltd.	483,411	6,835,667
HDFC Bank Ltd.	1,000,934	11,057,210
ICICI Bank Ltd.	933,563	13,972,242
IDFC First Bank Ltd.	3,056,472	2,912,977
Kotak Mahindra Bank Ltd.	254,700	6,247,906
State Bank of India	433,926	4,746,756
		$ 48,761,386
Capital Markets — 2.3%
360 ONE WAM Ltd.	176,048	$ 2,333,016
Billionbrains Garage Ventures Ltd.(1)(2)	569,850	990,143
Nuvama Wealth Management Ltd.	98,300	1,618,782
		$ 4,941,941
Chemicals — 1.0%
Navin Fluorine International Ltd.	32,723	$ 2,156,250
		$ 2,156,250
Construction & Engineering — 0.6%
Techno Electric & Engineering Co. Ltd.	104,278	$ 1,257,003
		$ 1,257,003
Construction Materials — 1.9%
Grasim Industries Ltd.	127,015	$ 3,999,885
		$ 3,999,885
Security	Shares	Value
Consumer Finance — 4.2%
Bajaj Finance Ltd.	597,389	$ 6,569,479
Five-Star Business Finance Ltd.	220,177	1,336,731
Tata Capital Ltd.(2)	259,742	987,911
		$ 8,894,121
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services Ltd.(2)	114,680	$ 1,031,086
		$ 1,031,086
Diversified Consumer Services — 0.6%
Physicswallah Ltd.(1)(2)	912,025	$ 1,347,651
		$ 1,347,651
Electrical Equipment — 2.0%
KEI Industries Ltd.	15,924	$ 791,055
Siemens Energy India Ltd.(2)	37,205	1,057,462
Suzlon Energy Ltd.(2)	4,166,759	2,445,529
		$ 4,294,046
Financial Services — 1.0%
Aditya Birla Capital Ltd.(2)	503,315	$ 2,005,109
		$ 2,005,109
Food Products — 3.7%
Nestle India Ltd.	283,809	$ 4,066,698
Tata Consumer Products Ltd.	271,998	3,607,235
		$ 7,673,933
Health Care Providers & Services — 2.0%
Apollo Hospitals Enterprise Ltd.	53,879	$ 4,225,117
		$ 4,225,117
Hotels, Restaurants & Leisure — 3.4%
Eternal Ltd.(2)	1,465,606	$ 4,541,887
MakeMyTrip Ltd.(2)	26,094	2,142,839
Swiggy Ltd.(2)	108,545	467,256
		$ 7,151,982
Household Durables — 3.2%
Amber Enterprises India Ltd.(2)	23,316	$ 1,657,298
Cello World Ltd.	86,101	519,887
Dixon Technologies India Ltd.	16,641	2,245,162
LG Electronics India Ltd.(2)	86,815	1,469,529
Whirlpool of India Ltd.	87,301	875,297
		$ 6,767,173

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.0%
NHPC Ltd.	2,287,205	$ 2,017,214
		$ 2,017,214
Industrial Conglomerates — 0.9%
Siemens Ltd.	52,740	$ 1,800,517
		$ 1,800,517
Insurance — 4.1%
Go Digit General Insurance Ltd.(2)	449,517	$ 1,724,630
PB Fintech Ltd.(2)	145,409	2,957,397
SBI Life Insurance Co. Ltd.(1)	172,571	3,911,672
		$ 8,593,699
Interactive Media & Services — 0.9%
Info Edge India Ltd.	133,279	$ 1,978,490
		$ 1,978,490
IT Services — 8.5%
Coforge Ltd.	127,176	$ 2,356,151
Hexaware Technologies Ltd.	46,393	395,337
Infosys Ltd.	617,356	11,117,892
Persistent Systems Ltd.	55,972	3,907,638
		$ 17,777,018
Life Sciences Tools & Services — 1.3%
Divi's Laboratories Ltd.	38,981	$ 2,770,638
		$ 2,770,638
Machinery — 0.9%
Tata Motors Ltd.(2)	405,239	$ 1,873,364
		$ 1,873,364
Metals & Mining — 4.9%
APL Apollo Tubes Ltd.	129,009	$ 2,749,578
Hindalco Industries Ltd.	367,675	3,628,684
Tata Steel Ltd.	1,951,861	3,910,075
		$ 10,288,337
Oil, Gas & Consumable Fuels — 5.1%
Reliance Industries Ltd.	610,184	$ 10,677,375
		$ 10,677,375
Personal Care Products — 2.7%
Colgate-Palmolive (India) Ltd.	112,912	$ 2,609,481
Security	Shares	Value
Personal Care Products (continued)
Godrej Consumer Products Ltd.	230,886	$ 3,142,640
		$ 5,752,121
Pharmaceuticals — 5.2%
Pfizer Ltd.	21,965	$ 1,217,177
Sun Pharmaceutical Industries Ltd.	329,508	6,309,349
Torrent Pharmaceuticals Ltd.	79,720	3,412,235
		$ 10,938,761
Real Estate Management & Development — 2.0%
Aditya Birla Real Estate Ltd.	80,656	$ 1,503,768
Godrej Properties Ltd.(2)	121,609	2,713,048
		$ 4,216,816
Specialty Retail — 1.8%
Metro Brands Ltd.	73,210	$ 984,967
Trent Ltd.	56,627	2,700,589
		$ 3,685,556
Textiles, Apparel & Luxury Goods — 0.8%
Kalyan Jewellers India Ltd.	306,422	$ 1,657,382
		$ 1,657,382
Wireless Telecommunication Services — 3.5%
Bharti Airtel Ltd.	311,398	$ 7,308,973
		$ 7,308,973
Total India (identified cost $141,092,758)		$218,368,839
United States — 1.8%
Automobile Components — 0.5%
Tenneco Clean Air India Ltd.(2)	183,676	$ 1,037,936
		$ 1,037,936
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	32,400	$ 2,689,200
		$ 2,689,200
Total United States (identified cost $3,304,106)		$ 3,727,136
Total Common Stocks (identified cost $144,396,864)		$222,095,975

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Portfolio of Investments — continued

Preferred Stocks — 0.0%†
Security	Shares	Value
Automobiles — 0.0%†
TVS Motor Co. Ltd., 6.00%(2)	559,836	$ 62,288
Total Preferred Stocks (identified cost $0)		$ 62,288

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	9,433	$ 9,433
Total Short-Term Investments (identified cost $9,433)		$ 9,433
Total Investments — 105.7% (identified cost $144,406,297)		$222,167,696
Other Assets, Less Liabilities — (5.7)%		$(12,035,125)
Net Assets — 100.0%		$210,132,571
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $9,238,094 or 4.4% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $144,396,864)	$222,158,263
Affiliated investments, at value (identified cost $9,433)	9,433
Foreign currency, at value (identified cost $825,382)	825,199
Dividends receivable from affiliated investments	116
Receivable for investments sold	481,355
Receivable for foreign taxes	43,182
Trustees' deferred compensation plan	25,528
Total assets	$223,543,076
Liabilities
Payable for line of credit	$270,000
Payable for investments purchased	283,773
Payable to affiliates:
Investment adviser fee	153,810
Trustees' fees	4,555
Trustees' deferred compensation plan	25,528
Accrued foreign capital gains taxes	12,522,450
Accrued expenses	150,389
Total liabilities	$13,410,505
Net Assets applicable to investors' interest in Portfolio	$210,132,571

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $769,613)	$1,449,446
Dividend income from affiliated investments	71,741
Total investment income	$1,521,187
Expenses
Investment adviser fee	$2,173,918
Trustees’ fees and expenses	18,965
Custodian fee	210,974
Legal and accounting services	121,112
Interest expense and fees	32,525
Miscellaneous	14,571
Total expenses	$2,572,065
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,499
Total expense reductions	$2,499
Net expenses	$2,569,566
Net investment loss	$(1,048,379)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $8,016,677)	$28,985,160
Futures contracts	174,216
Foreign currency transactions	(363,268)
Net realized gain	$28,796,108
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $7,249,217)	$(34,786,531)
Futures contracts	65,589
Foreign currency	5,300
Net change in unrealized appreciation (depreciation)	$(34,715,642)
Net realized and unrealized loss	$(5,919,534)
Net decrease in net assets from operations	$(6,967,913)

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,048,379)	$(187,972)
Net realized gain	28,796,108	12,877,140
Net change in unrealized appreciation (depreciation)	(34,715,642)	29,669,927
Net increase (decrease) in net assets from operations	$(6,967,913)	$42,359,095
Capital transactions:
Contributions	$8,920,128	$61,937,101
Withdrawals	(92,992,497)	(32,332,036)
Net increase (decrease) in net assets from capital transactions	$(84,072,369)	$29,605,065
Net increase (decrease) in net assets	$(91,040,282)	$71,964,160
Net Assets
At beginning of year	$301,172,853	$229,208,693
At end of year	$210,132,571	$301,172,853

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.01%(2)	0.93%	0.97%	0.97%	0.95%
Net expenses	1.01%(2)(3)	0.93%(3)	0.97%(3)	0.97%(3)	0.95%
Net investment loss	(0.41)%	(0.07)%	(0.02)%	(0.32)%	(0.39)%
Portfolio Turnover	26%	22%	34%	17%	33%
Total Return	(1.70)%	18.15%	21.29%	(14.39)%	24.76%
Net assets, end of year (000’s omitted)	$210,133	$301,173	$229,209	$187,204	$284,153
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense of 0.01% of average daily nets assets for the year ended December 31, 2025.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Greater India Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is accrued as earned.
D  Federal  and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of December 31, 2025, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. For the year ended December 31, 2025, the Portfolio paid income taxes (net of refunds received) in foreign jurisdictions totaling $8,527,207. Income taxes paid (net of refunds received) with respect to the following jurisdictions represented 5% or more of the total amount:
Country	Income Taxes Paid (Net of Refunds Received)
India	$8,527,207
Total	$8,527,207
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2025, the investment adviser fee amounted to $2,173,918 or 0.85% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $2,499 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $69,394,448 and $155,585,634, respectively, for the year ended December 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$146,761,149
Gross unrealized appreciation	$80,224,298
Gross unrealized depreciation	(4,817,751)
Net unrealized appreciation	$75,406,547
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2025, there were no obligations outstanding under these financial instruments.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2025, the Portfolio entered into equity index futures contracts to manage cash flows.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$174,216	$65,589
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2025, which is indicative of the volume of this derivative type, was approximately $1,645,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2025, the Portfolio had a balance outstanding pursuant to this line of credit of $270,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for the year ended December 31, 2025 were $627,260 and 5.11%, respectively.
7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $9,433, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,723,781	$43,275,231	$(49,989,579)	$ —	$ —	$9,433	$71,741	9,433
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater India Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 9,287,463	$ —	$ 9,287,463
Consumer Discretionary	5,997,955	34,569,138	—	40,567,093
Consumer Staples	—	14,457,140	—	14,457,140
Energy	—	10,677,375	—	10,677,375
Financials	1,978,054	71,218,202	—	73,196,256
Health Care	—	17,934,516	—	17,934,516
Industrials	1,873,364	10,958,048	—	12,831,412
Information Technology	2,689,200	17,777,018	—	20,466,218
Materials	—	16,444,472	—	16,444,472
Real Estate	—	4,216,816	—	4,216,816
Utilities	—	2,017,214	—	2,017,214
Total Common Stocks	$12,538,573	$209,557,402*	$ —	$222,095,975
Preferred Stocks	$ —	$ 62,288	$ —	$ 62,288
Short-Term Investments	9,433	—	—	9,433
Total Investments	$12,548,006	$ 209,619,690	$ —	$222,167,696
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
10  Subsequent Events
The Board of Trustees (the “Board”) of Eaton Vance Greater India Fund (the “Fund”) has approved a change to the Portfolio’s principal investment strategy to reflect that the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India. The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Portfolio’s assets. Boston Management and Research will continue to serve as the Portfolio’s investment adviser. The Board additionally approved a reduction in the Portfolio’s investment adviser fee. These changes will be effective on or about April 13, 2026. Please see the Fund's prospectus for further information.

Greater India Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

This Page Intentionally Left Blank

ETGIX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr. Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Principal Financial Officer

Date:	February 24, 2026

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr. Principal Executive Officer

Date:	February 24, 2026